                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/06

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Emerging Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/06

                                                                                    I SHARES    R SHARES
                           A SHARES            B SHARES            C SHARES          since       since
                         since 10/2/70       since 4/20/92       since 7/6/93       10/16/00    10/1/02
--------------------------------------------------------------------------------------------------------
                                  W/MAX               W/MAX               W/MAX
                         W/O      5.75%      W/O      5.00%      W/O      1.00%       W/O         W/O
AVERAGE ANNUAL          SALES     SALES     SALES     SALES     SALES     SALES      SALES       SALES
TOTAL RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES    CHARGES     CHARGES

Since Inception        14.85%    14.66%    11.46%    11.46%     9.76%     9.76%      -10.72%    10.83%

10-year                 8.65      8.01      8.15      8.15      7.83      7.83           --        --

5-year                 -4.05     -5.18     -4.78     -5.07     -4.77     -4.77        -3.81        --

1-year                 12.65      6.17     11.78      6.78     11.78     10.78        12.91     12.43

6-month                 7.48      1.30      7.05      2.05      7.07      6.07         7.59      7.43
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large capitalization stocks. It contains securities that growth managers typically select from the Russell 1000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

MARKET CONDITIONS

Early in the reporting period, the Gulf Coast hurricanes and skyrocketing oil and natural gas prices drove the stock market lower. Declining retail sales and consumer confidence data followed soon after, amplifying fears of a slowing economy. Investors also kept a watchful eye on inflationary pressures, given a backdrop of high energy and raw materials prices and rising interest rates. However, a resilient economy, some relief in energy prices, and rebounding consumer data helped buoy investor confidence; and the market rallied strongly in November. After a muted performance in December, the market advanced again in January, led by the high growth areas of the market. The market retreated in February, as investors digested a lower-than-expected fourth quarter gross domestic product data and a weaker earnings front.

Although the large-capitalization segment of the equity market continued to show a slight bias towards value stocks, we believe the overall environment continued to improve for our style of growth investing. We seek companies that show accelerating growth or more growth than the overall economy and that have rising earnings expectations or rising valuations. Within the Russell 1000(R) Growth Index, industrials, information technology, and financials were the best performing sectors, while telecommunication services, utilities, and energy were the most significant laggards.

PERFORMANCE ANALYSIS

The fund returned 7.48 percent for the six months ended February 28, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 5.10 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2006

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   GROWTH INDEX

       7.48%     7.05%     7.07%     7.59%     7.43%        5.10%
---------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Stock selection was the primary contributor to the fund's outperformance relative to the Russell 1000 Growth Index; sector allocation was a slight detractor. Our stock picks in information technology added the most, due to semiconductor and computer hardware holdings. The fund's health care stocks--which were primarily international pharmaceuticals, specialty pharmaceuticals, and biotechnology--also served the fund well. Within the financials sector, exposure to diversified financial companies (particularly those with investment banking and brokerage operations) enhanced relative gains. On a sector basis, the fund's underweight relative to the benchmark in consumer staples was advantageous, as the sector performed poorly in the broad market.

In contrast, a comparative underweight in industrials--the market's best performing sector--detracted from relative results. Our selections in consumer discretionary also hampered returns, as holdings in restaurant, home building, and casinos and gaming fell short of the benchmark. The energy sector was another source of negative relative performance. Although we continued to reduce the fund's energy exposure during the period, an overweight to the lagging sector combined with underperforming stock selections dampened gains.

At the close of the period, our investment strategy favored further reduction in energy stocks and uncovered attractive opportunities in information technology stocks. We also began to see evidence that market trends have been less sector rotational, which we believe bodes well for our bottom-up approach to individual stock selection.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF FEBRUARY 28, 2006
Apple Computer, Inc.                                              2.3%
Schlumberger, Ltd.                                                2.2
UnitedHealth Group, Inc.                                          2.2
Marvell Technology Group Ltd.                                     2.1
Broadcom Corp.                                                    2.0
Hewlett-Packard Co.                                               1.9
Burlington Northern Santa Fe Corp.                                1.7
Aetna, Inc.                                                       1.6
Lehman Brothers Holdings, Inc.                                    1.5
America Movil S.A. de C.V.                                        1.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF FEBRUARY 28, 2006
Semiconductors                                                       6.4%
Pharmaceuticals                                                      5.7
Managed Health Care                                                  5.4
Communications Equipment                                             5.3
Oil & Gas Equipment & Services                                       5.0
Investment Banking & Brokerage                                       5.0
Biotechnology                                                        5.0
Computer Hardware                                                    4.2
Semiconductor Equipment                                              3.0
Wireless Telecommunication Services                                  2.9
Internet Software & Services                                         2.5
Application Software                                                 2.5
Department Stores                                                    2.5
Diversified Metals & Mining                                          2.4
Apparel Retail                                                       2.2
Asset Management & Custody Banks                                     2.1
IT Consulting & Other Services                                       2.1
Aerospace & Defense                                                  2.0
Restaurants                                                          2.0
Health Care Services                                                 1.8
Apparel, Accessories & Luxury Goods                                  1.8
Systems Software                                                     1.7
Railroads                                                            1.7
Specialized Finance                                                  1.2
Life & Health Insurance                                              1.2
Internet Retail                                                      1.2
Construction & Farm Machinery & Heavy Trucks                         1.1
Home Improvement Retail                                              1.1
Fertilizers & Agricultural Chemicals                                 1.0
Steel                                                                1.0
Household Products                                                   1.0
Electronic Manufacturing Services                                    0.9
Property & Casualty Insurance                                        0.9
Hotels, Resorts & Cruise Lines                                       0.8
Electrical Components & Equipment                                    0.8
Construction & Engineering                                           0.7
Oil & Gas Drilling                                                   0.7
Building Products                                                    0.7
Air Freight & Logistics                                              0.6
Computer Storage & Peripherals                                       0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF FEBRUARY 28, 2006
                                           (continued from previous page)
Publishing                                                           0.6
Data Processing & Outsourced Services                                0.6
Automotive Retail                                                    0.6
Computer & Electronics Retail                                        0.6
Integrated Oil & Gas                                                 0.6
Specialty Stores                                                     0.5
Oil & Gas Exploration & Production                                   0.5
Health Care Equipment                                                0.5
Soft Drinks                                                          0.3
                                                                   -----
Total Long-Term Investments                                         95.4%
Short-Term Investments                                               6.2
Liabilities in Excess of Other Assets                              (1.6)
                                                                   -----
Net Assets                                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/05 - 2/28/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/05          2/28/06       9/1/05-2/28/06
Class A
  Actual......................................    $1,000.00       $1,074.80          $5.76
  Hypothetical................................     1,000.00        1,019.19           5.61
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00        1,070.48           9.65
  Hypothetical................................     1,000.00        1,015.49           9.39
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00        1,070.73           9.65
  Hypothetical................................     1,000.00        1,015.49           9.39
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00        1,075.87           4.48
  Hypothetical................................     1,000.00        1,020.49           4.36
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00        1,074.28           6.69
  Hypothetical................................     1,000.00        1,018.39           6.51
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, 1.88%, 1.88%, 0.87%, and 1.30% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  95.4%
AEROSPACE & DEFENSE  2.0%
Boeing Co. .................................................  1,000,000    $   72,690,000
Precision Castparts Corp. ..................................    600,000        31,824,000
                                                                           --------------
                                                                              104,514,000
                                                                           --------------
AIR FREIGHT & LOGISTICS  0.6%
C.H. Robinson Worldwide, Inc. ..............................    750,000        33,615,000
                                                                           --------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.8%
Coach, Inc. (a).............................................  1,750,000        62,510,000
Polo Ralph Lauren Corp. ....................................    500,000        28,980,000
                                                                           --------------
                                                                               91,490,000
                                                                           --------------
APPAREL RETAIL  2.2%
AnnTaylor Stores Corp. (a)..................................    800,000        29,040,000
Chico's FAS, Inc. (a).......................................  1,200,000        56,460,000
Urban Outfitters, Inc. (a)..................................  1,000,000        28,100,000
                                                                           --------------
                                                                              113,600,000
                                                                           --------------
APPLICATION SOFTWARE  2.5%
Adobe Systems, Inc. (a).....................................  1,750,000        67,585,000
SAP AG--ADR (Germany).......................................  1,200,000        61,320,000
                                                                           --------------
                                                                              128,905,000
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS  2.1%
Franklin Resources, Inc. ...................................    550,000        56,474,000
Legg Mason, Inc. ...........................................    400,000        52,236,000
                                                                           --------------
                                                                              108,710,000
                                                                           --------------
AUTOMOTIVE RETAIL  0.6%
Advance Auto Parts, Inc. ...................................    750,000        31,012,500
                                                                           --------------

BIOTECHNOLOGY  5.0%
Celgene Corp. (a)...........................................  1,600,000        60,800,000
Cephalon, Inc. (a)..........................................    350,000        27,818,000
Genzyme Corp. (a)...........................................    550,000        38,137,000
Gilead Sciences, Inc. (a)...................................  1,250,000        77,837,500
PDL Biopharma, Inc. (a).....................................  1,000,000        31,310,000
Vertex Pharmaceuticals, Inc. (a)............................    500,000        21,620,000
                                                                           --------------
                                                                              257,522,500
                                                                           --------------
BUILDING PRODUCTS  0.7%
USG Corp. (a)...............................................    400,000        33,792,000
                                                                           --------------

COMMUNICATIONS EQUIPMENT  5.3%
Comverse Technology, Inc. (a)...............................  1,500,000        43,140,000
Corning, Inc. (a)...........................................  2,500,000        61,025,000
Harris Corp. ...............................................    600,000        27,408,000
Motorola, Inc. .............................................  3,500,000        74,900,000
QUALCOMM, Inc. .............................................  1,500,000        70,815,000
                                                                           --------------
                                                                              277,288,000
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL  0.6%
Circuit City Stores, Inc. ..................................  1,250,000    $   30,037,500
                                                                           --------------

COMPUTER HARDWARE  4.2%
Apple Computer, Inc. (a)....................................  1,750,000       119,945,000
Hewlett-Packard Co. ........................................  3,000,000        98,430,000
                                                                           --------------
                                                                              218,375,000
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS  0.6%
Western Digital Corp. (a)...................................  1,500,000        33,375,000
                                                                           --------------

CONSTRUCTION & ENGINEERING  0.7%
Fluor Corp. ................................................    450,000        38,835,000
                                                                           --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.1%
JLG Industries, Inc. .......................................    200,000        11,798,000
Joy Global, Inc. ...........................................    850,000        43,826,000
                                                                           --------------
                                                                               55,624,000
                                                                           --------------
DATA PROCESSING & OUTSOURCED SERVICES  0.6%
Global Payments, Inc. ......................................    600,000        31,236,000
                                                                           --------------

DEPARTMENT STORES  2.5%
J.C. Penney Co., Inc. ......................................  1,200,000        70,368,000
Nordstrom, Inc. ............................................  1,500,000        57,000,000
                                                                           --------------
                                                                              127,368,000
                                                                           --------------
DIVERSIFIED METALS & MINING  2.4%
Freeport-McMoRan Copper & Gold, Inc., Class B...............    900,000        45,567,000
Peabody Energy Corp. .......................................  1,600,000        77,232,000
                                                                           --------------
                                                                              122,799,000
                                                                           --------------
ELECTRICAL COMPONENTS & EQUIPMENT  0.8%
Emerson Electric Co. .......................................    500,000        40,905,000
                                                                           --------------

ELECTRONIC MANUFACTURING SERVICES  0.9%
Jabil Circuit, Inc. (a).....................................  1,300,000        49,205,000
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.0%
Monsanto Co. ...............................................    650,000        54,522,000
                                                                           --------------

HEALTH CARE EQUIPMENT  0.5%
Hologic, Inc. (a)...........................................    500,000        23,915,000
                                                                           --------------

HEALTH CARE SERVICES  1.8%
Caremark Rx, Inc. (a).......................................    800,000        39,800,000
Cerner Corp. (a)............................................    600,000        24,978,000
Omnicare, Inc. .............................................    500,000        30,425,000
                                                                           --------------
                                                                               95,203,000
                                                                           --------------
HOME IMPROVEMENT RETAIL  1.1%
Lowe's Co., Inc. ...........................................    800,000        54,544,000
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES  0.8%
Starwood Hotels & Resorts Worldwide, Inc. ..................    650,000    $   41,275,000
                                                                           --------------

HOUSEHOLD PRODUCTS  1.0%
Procter & Gamble Co. .......................................    831,250        49,816,812
                                                                           --------------

INTEGRATED OIL & GAS  0.6%
Suncor Energy, Inc. (Canada)................................    400,000        29,900,000
                                                                           --------------

INTERNET RETAIL  1.2%
eBay, Inc. (a)..............................................  1,500,000        60,090,000
                                                                           --------------

INTERNET SOFTWARE & SERVICES  2.5%
Akamai Technologies, Inc. (a)...............................  1,000,000        26,500,000
Google, Inc., Class A (a)...................................    200,000        72,524,000
Yahoo!, Inc. (a)............................................  1,000,000        32,060,000
                                                                           --------------
                                                                              131,084,000
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  5.0%
Bear Stearns Co., Inc. .....................................    400,000        53,776,000
Charles Schwab Corp. .......................................  2,750,000        44,577,500
E*TRADE Financial Corp. (a).................................    750,000        19,185,000
Goldman Sachs Group, Inc. ..................................    450,000        63,580,500
Lehman Brothers Holdings, Inc. .............................    550,000        80,272,500
                                                                           --------------
                                                                              261,391,500
                                                                           --------------
IT CONSULTING & OTHER SERVICES  2.0%
Accenture, Ltd., Class A (Bermuda)..........................  1,500,000        48,990,000
Cognizant Technology Solutions Corp., Class A (a)...........  1,000,000        57,610,000
                                                                           --------------
                                                                              106,600,000
                                                                           --------------
LIFE & HEALTH INSURANCE  1.2%
Prudential Financial, Inc. .................................    800,000        61,632,000
                                                                           --------------

MANAGED HEALTH CARE  5.4%
Aetna, Inc. ................................................  1,600,000        81,600,000
Humana, Inc. (a)............................................    750,000        38,752,500
UnitedHealth Group, Inc. ...................................  1,940,000       112,966,200
WellPoint, Inc. (a).........................................    600,000        46,074,000
                                                                           --------------
                                                                              279,392,700
                                                                           --------------
OIL & GAS DRILLING  0.7%
Transocean, Inc. (a)........................................    500,000        37,090,000
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  5.0%
Cal Dive International, Inc. (a)............................    800,000        28,168,000
Cooper Cameron Corp. (a)....................................    700,000        28,350,000
Grant Prideco, Inc. (a).....................................  1,000,000        40,470,000
National-Oilwell Varco, Inc. (a)............................    400,000        24,352,000

See Notes to Financial Statements                                             11

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Schlumberger, Ltd. .........................................  1,000,000    $  115,000,000
Weatherford International, Ltd. (a).........................    600,000        25,872,000
                                                                           --------------
                                                                              262,212,000
                                                                           --------------
OIL & GAS EXPLORATION & PRODUCTION  0.5%
Ultra Petroleum Corp. (a)...................................    500,000        26,020,000
                                                                           --------------

PHARMACEUTICALS  5.7%
Allergan, Inc. .............................................    500,000        54,130,000
Barr Pharmaceuticals, Inc. (a)..............................    600,000        40,308,000
Novartis AG--ADR (Switzerland)..............................    800,000        42,600,000
Roche Holdings AG--ADR (Switzerland)........................  1,000,000        73,914,500
Shire PLC--ADR (United Kingdom).............................    850,000        40,443,000
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........  1,100,000        46,189,000
                                                                           --------------
                                                                              297,584,500
                                                                           --------------
PROPERTY & CASUALTY INSURANCE  0.9%
ACE, Ltd. (Bermuda).........................................    500,000        27,865,000
W.R. Berkley Corp. .........................................    300,000        17,367,000
                                                                           --------------
                                                                               45,232,000
                                                                           --------------
PUBLISHING  0.6%
McGraw-Hill Co., Inc. ......................................    600,000        31,854,000
                                                                           --------------

RAILROADS  1.7%
Burlington Northern Santa Fe Corp. .........................  1,100,000        86,504,000
                                                                           --------------

RESTAURANTS  2.0%
Darden Restaurants, Inc. ...................................    900,000        37,746,000
McDonald's Corp. ...........................................    750,000        26,182,500
Starbucks Corp. (a).........................................  1,100,000        39,952,000
                                                                           --------------
                                                                              103,880,500
                                                                           --------------
SEMICONDUCTOR EQUIPMENT  3.0%
Applied Materials, Inc. ....................................  3,500,000        64,190,000
Lam Research Corp. (a)......................................  1,250,000        53,875,000
MEMC Electronic Materials, Inc. (a).........................  1,200,000        40,188,000
                                                                           --------------
                                                                              158,253,000
                                                                           --------------
SEMICONDUCTORS  6.4%
Broadcom Corp., Class A (a).................................  2,250,000       101,452,500
Intersil Corp., Class A.....................................  1,400,000        39,676,000
Marvell Technology Group Ltd. (Bermuda) (a).................  1,750,000       107,135,000
National Semiconductor Corp. ...............................  1,750,000        49,087,500
NVIDIA Corp. (a)............................................    750,000        35,347,500
                                                                           --------------
                                                                              332,698,500
                                                                           --------------
SOFT DRINKS  0.3%
Hansen Natural Corp. (a)....................................    150,000        14,001,000
                                                                           --------------

SPECIALIZED FINANCE  1.2%
Chicago Mercantile Exchange.................................    150,000        63,840,000
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SPECIALTY STORES  0.5%
Office Depot, Inc. (a)......................................    750,000    $   26,760,000
                                                                           --------------

STEEL  1.0%
Nucor Corp. ................................................    600,000        51,630,000
                                                                           --------------

SYSTEMS SOFTWARE  1.7%
Microsoft Corp. ............................................  2,000,000        53,800,000
Red Hat, Inc. (a)...........................................  1,250,000        33,587,500
                                                                           --------------
                                                                               87,387,500
                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES  2.9%
America Movil S.A. de C.V., Series L--ADR (Mexico)..........  2,250,000        78,142,500
American Tower Corp., Class A (a)...........................  2,350,000        74,800,500
                                                                           --------------
                                                                              152,943,000
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  95.4%
  (Cost $3,866,600,367).................................................    4,955,464,512

REPURCHASE AGREEMENT  6.2%
State Street Bank & Trust Co. ($318,616,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.49%, dated 02/28/06, to be sold on 03/01/06 at $318,655,739)
  (Cost $318,616,000)...................................................      318,616,000
                                                                           --------------

TOTAL INVESTMENTS  101.6%
  (Cost $4,185,216,367).................................................    5,274,080,512
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.6%)...........................      (81,195,242)
                                                                           --------------

NET ASSETS  100.0%......................................................   $5,192,885,270
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $4,185,216,367).....................  $ 5,274,080,512
Cash........................................................               53
Receivables:
  Investments Sold..........................................      132,443,199
  Fund Shares Sold..........................................        5,626,485
  Dividends.................................................        3,078,722
  Interest..................................................           39,739
Other.......................................................          574,889
                                                              ---------------
    Total Assets............................................    5,415,843,599
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      199,631,577
  Fund Shares Repurchased...................................       11,121,511
  Distributor and Affiliates................................        6,407,138
  Investment Advisory Fee...................................        1,797,878
Accrued Expenses............................................        3,361,509
Trustees' Deferred Compensation and Retirement Plans........          638,716
                                                              ---------------
    Total Liabilities.......................................      222,958,329
                                                              ---------------
NET ASSETS..................................................  $ 5,192,885,270
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 9,863,995,815
Net Unrealized Appreciation.................................    1,088,864,145
Accumulated Net Investment Loss.............................      (15,782,638)
Accumulated Net Realized Loss...............................   (5,744,192,052)
                                                              ---------------
NET ASSETS..................................................  $ 5,192,885,270
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,203,141,382 and 74,813,040 shares of
    beneficial interest issued and outstanding).............  $         42.82
    Maximum sales charge (5.75%* of offering price).........             2.61
                                                              ---------------
    Maximum offering price to public........................  $         45.43
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,616,924,944 and 44,361,702 shares of
    beneficial interest issued and outstanding).............  $         36.45
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $306,504,701 and 8,197,786 shares of
    beneficial interest issued and outstanding).............  $         37.39
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $64,198,092 and 1,479,567 shares of
    beneficial interest issued and outstanding).............  $         43.39
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,116,151 and 49,775 shares of beneficial
    interest issued and outstanding)........................  $         42.51
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $258,604)....  $   17,149,831
Interest....................................................       4,333,448
                                                              --------------
    Total Income............................................      21,483,279
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, I and R of $3,965,272, $8,339,205, $1,590,247, $0
  and $3,723, respectively).................................      13,898,447
Investment Advisory Fee.....................................      11,692,756
Shareholder Services........................................       9,746,135
Custody.....................................................         178,889
Legal.......................................................          82,942
Trustees' Fees and Related Expenses.........................          45,962
Other.......................................................       1,148,415
                                                              --------------
    Total Expenses..........................................      36,793,546
    Less Credits Earned on Cash Balances....................          91,799
                                                              --------------
    Net Expenses............................................      36,701,747
                                                              --------------
NET INVESTMENT LOSS.........................................  $  (15,218,468)
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  284,192,364
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     983,647,706
  End of the Period.........................................   1,088,864,145
                                                              --------------
Net Unrealized Appreciation During the Period...............     105,216,439
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  389,408,803
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  374,190,335
                                                              ==============

See Notes to Financial Statements                                             15

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          FEBRUARY 28, 2006   AUGUST 31, 2005
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................   $  (15,218,468)    $   (17,488,296)
Net Realized Gain.......................................      284,192,364         357,194,610
Net Unrealized Appreciation During the Period...........      105,216,439         552,654,268
                                                           --------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      374,190,335         892,360,582
                                                           --------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      257,880,586         613,922,178
Cost of Shares Repurchased..............................     (800,936,604)     (2,300,768,487)
                                                           --------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (543,056,018)     (1,686,846,309)
                                                           --------------     ---------------
TOTAL DECREASE IN NET ASSETS............................     (168,865,683)       (794,485,727)
NET ASSETS:
Beginning of the Period.................................    5,361,750,953       6,156,236,680
                                                           --------------     ---------------
End of the Period (Including accumulated net investment
  loss of $15,782,638 and $564,170, respectively).......   $5,192,885,270     $ 5,361,750,953
                                                           ==============     ===============

 16                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                      YEAR ENDED AUGUST 31,
CLASS A SHARES               FEBRUARY 28,   ----------------------------------------------------
                                 2006         2005       2004       2003       2002       2001
                             -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $  39.84     $  34.14   $  34.08   $  30.96   $  43.18   $ 109.19
                               --------     --------   --------   --------   --------   --------
  Net Investment Income/Loss
    (a).....................       (.06)         -0-(c)     (.16)     (.18)      (.17)       .03
  Net Realized and
    Unrealized Gain/Loss....       3.04         5.70        .22       3.30     (12.05)    (51.18)
                               --------     --------   --------   --------   --------   --------
Total from Investment
  Operations................       2.98         5.70        .06       3.12     (12.22)    (51.15)
Less Distributions from Net
  Realized Gain.............        -0-          -0-        -0-        -0-        -0-      14.86
                               --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $  42.82     $  39.84   $  34.14   $  34.08   $  30.96   $  43.18
                               ========     ========   ========   ========   ========   ========

Total Return (b)............      7.48%*      16.70%      0.18%     10.08%    -28.30%    -51.22%
Net Assets at End of the
  Period (In millions)......   $3,203.1     $3,240.5   $3,663.9   $4,222.8   $4,310.2   $6,251.4
Ratio of Expenses to Average
  Net Assets................      1.12%        1.14%      1.08%      1.15%      1.06%       .93%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets....................      (.29%)       (.00%)     (.46%)     (.61%)     (.44%)      .04%
Portfolio Turnover..........        52%*        100%       177%       180%       230%       148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                      YEAR ENDED AUGUST 31,
CLASS B SHARES               FEBRUARY 28,   ----------------------------------------------------
                                 2006         2005       2004       2003       2002       2001
                             -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............   $  34.05     $  29.40   $  29.57   $  27.07   $  38.04   $  99.32
                               --------     --------   --------   --------   --------   --------
  Net Investment Loss (a)...       (.19)        (.25)      (.38)      (.36)      (.41)      (.41)
  Net Realized and
    Unrealized Gain/Loss....       2.59         4.90        .21       2.86     (10.56)    (46.01)
                               --------     --------   --------   --------   --------   --------
Total from Investment
  Operations................       2.40         4.65       (.17)      2.50     (10.97)    (46.42)
Less Distributions from Net
  Realized Gain.............        -0-          -0-        -0-        -0-        -0-      14.86
                               --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD....................   $  36.45     $  34.05   $  29.40   $  29.57   $  27.07   $  38.04
                               ========     ========   ========   ========   ========   ========

Total Return (b)............      7.05%*      15.82%     -0.57%      9.24%    -28.84%    -51.60%
Net Assets at End of the
  Period (In millions)......   $1,616.9     $1,731.5   $2,010.4   $2,346.3   $2,395.2   $3,904.7
Ratio of Expenses to Average
  Net Assets................      1.88%        1.90%      1.85%      1.91%      1.82%      1.71%
Ratio of Net Investment Loss
  to Average Net Assets.....     (1.06%)       (.76%)    (1.23%)    (1.37%)    (1.20%)     (.74%)
Portfolio Turnover..........        52%*        100%       177%       180%       230%       148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                 FEBRUARY 28,   -------------------------------------------------
                                   2006        2005      2004      2003      2002        2001
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $34.92      $30.16    $30.34    $27.75    $ 39.00    $ 101.30
                                  ------      ------    ------    ------    -------    --------
  Net Investment Loss (a).....      (.19)       (.25)     (.39)     (.36)      (.42)       (.41)
  Net Realized and Unrealized
    Gain/Loss.................      2.66        5.01       .21      2.95     (10.83)     (47.03)
                                  ------      ------    ------    ------    -------    --------
Total from Investment
  Operations..................      2.47        4.76      (.18)     2.59     (11.25)     (47.44)
Less Distributions from Net
  Realized Gain...............       -0-         -0-       -0-       -0-        -0-       14.86
                                  ------      ------    ------    ------    -------    --------
NET ASSET VALUE, END OF THE
  PERIOD......................    $37.39      $34.92    $30.16    $30.34    $ 27.75    $  39.00
                                  ======      ======    ======    ======    =======    ========

Total Return (b)..............     7.07%*     15.78%    -0.59%     9.33%(c) -28.85%     -51.60%
Net Assets at End of the
  Period (In millions)........    $306.5      $332.8    $430.2    $570.1    $ 629.0    $1,038.5
Ratio of Expenses to Average
  Net Assets..................     1.88%       1.90%     1.85%     1.91%      1.82%       1.70%
Ratio of Net Investment Loss
  to Average Net Assets.......    (1.06%)      (.75%)   (1.23%)   (1.34%)(c)  (1.20%)     (.73%)
Portfolio Turnover............       52%*       100%      177%      180%       230%        148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%

See Notes to Financial Statements                                             19

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 16, 2000
                           SIX MONTHS                                         (COMMENCEMENT OF
                             ENDED             YEAR ENDED AUGUST 31,             INVESTMENT
CLASS I SHARES            FEBRUARY 28,   ----------------------------------    OPERATIONS) TO
                              2006        2005     2004     2003     2002     AUGUST 31, 2001
                          --------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................    $40.33      $34.47   $34.33   $31.10   $ 43.27       $ 97.10
                             ------      ------   ------   ------   -------       -------
  Net Investment
    Income/Loss (a)......      (.01)        .07     (.08)    (.11)     (.07)          .17
  Net Realized and
    Unrealized
    Gain/Loss............      3.07        5.79      .22     3.34    (12.10)       (39.14)
                             ------      ------   ------   ------   -------       -------
Total from Investment
  Operations.............      3.06        5.86      .14     3.23    (12.17)       (38.97)
Less Distributions from
  Net Realized Gain......       -0-         -0-      -0-      -0-       -0-         14.86
                             ------      ------   ------   ------   -------       -------
NET ASSET VALUE, END OF
  THE PERIOD.............    $43.39      $40.33   $34.47   $34.33   $ 31.10       $ 43.27
                             ======      ======   ======   ======   =======       =======

Total Return (b).........     7.59%*     17.00%    0.41%   10.39%   -28.13%       -45.03%*
Net Assets at End of the
  Period (In millions)...    $ 64.2      $ 55.0   $ 31.8   $ 33.9   $  29.8       $  41.6
Ratio of Expenses to
  Average Net Assets.....      .87%        .90%     .84%     .90%      .81%          .72%
Ratio of Net Investment
  Income/Loss to Average
  Net Assets.............     (.03%)       .20%    (.21%)   (.36%)    (.19%)         .33%
Portfolio Turnover.......       52%*       100%     177%     180%      230%          148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                             SIX MONTHS       YEAR ENDED      (COMMENCEMENT OF
                                               ENDED          AUGUST 31,         INVESTMENT
CLASS R SHARES                              FEBRUARY 28,   ----------------    OPERATIONS) TO
                                                2006        2005      2004    AUGUST 31, 2003
                                            --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...    $39.58      $34.02    $34.04        $29.94
                                               ------      ------    ------        ------
  Net Investment Loss (a)..................      (.08)       (.04)     (.24)         (.24)
  Net Realized and Unrealized Gain.........      3.01        5.60       .22          4.34
                                               ------      ------    ------        ------
Total from Investment Operations...........      2.93        5.56      (.02)         4.10
                                               ------      ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD.........    $42.51      $39.58    $34.02        $34.04
                                               ======      ======    ======        ======

Total Return (b)...........................     7.43%*(c)  16.34%    -0.06%        13.69%*
Net Assets at End of the Period (In
  millions)................................    $  2.1      $  2.0    $ 20.0        $   .5
Ratio of Expenses to Average Net Assets....  1.30%(c)       1.37%     1.33%         1.41%
Ratio of Net Investment Loss to Average Net
  Assets...................................     (.40%)(c)   (.11%)    (.65%)        (.85%)
Portfolio Turnover.........................       52%*       100%      177%          180%

*   Non-Annualized

(a) Based on average shares outstanding

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets, and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than .50%.

See Notes to Financial Statements                                             21

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Emerging Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $6,027,026,701, which will expire according to the following schedule.

                           AMOUNT                                 EXPIRATION
$3,274,528,988..............................................    August 31, 2010
 2,752,497,713..............................................    August 31, 2011

    At February 28, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $4,187,819,103
                                                                ==============
Gross tax unrealized appreciation...........................    $1,108,462,445
Gross tax unrealized depreciation...........................       (22,201,036)
                                                                --------------
Net tax unrealized appreciation on investments..............    $1,086,261,409
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2006, the Fund's custody fee was reduced by $91,799 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $350 million..........................................       .575%
Next $350 million...........................................       .525%
Next $350 million...........................................       .475%
Next $1.05 billion..........................................       .425%

    For the six months ended February 28, 2006, the Fund recognized expenses of approximately $82,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $118,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary,

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2006, the Fund recognized expenses of approximately $8,101,100. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $466,168 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $542,808.

    For the six months ended February 28, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $270,800 and CDSC on redeemed shares of approximately $1,083,300. Sales charges do not represent expenses to the Fund.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2006 and the year ended August 31, 2005, transactions were as follows:

                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                    YEAR ENDED
                                      FEBRUARY 28, 2006                 AUGUST 31, 2005
                                 ----------------------------    ------------------------------
                                   SHARES           VALUE          SHARES            VALUE
Sales:
  Class A......................    4,743,497    $ 196,516,483     12,472,853    $   464,652,022
  Class B......................    1,058,284       37,473,853      3,127,612         99,846,035
  Class C......................      209,087        7,599,153        557,074         18,330,399
  Class I......................      368,489       15,648,980        687,736         27,130,096
  Class R......................       15,607          642,117        107,735          3,963,626
                                 -----------    -------------    -----------    ---------------
Total Sales....................    6,394,964    $ 257,880,586     16,953,010    $   613,922,178
                                 ===========    =============    ===========    ===============
Repurchases:
  Class A......................  (11,265,560)   $(467,028,846)   (38,447,135)   $(1,432,628,270)
  Class B......................   (7,554,532)    (266,753,517)   (20,649,292)      (661,781,906)
  Class C......................   (1,539,374)     (55,800,212)    (5,292,533)      (173,958,855)
  Class I......................     (253,390)     (10,708,026)      (244,651)        (9,293,759)
  Class R......................      (15,713)        (646,003)      (645,499)       (23,105,697)
                                 -----------    -------------    -----------    ---------------
Total Repurchases..............  (20,628,569)   $(800,936,604)   (65,279,110)   $(2,300,768,487)
                                 ===========    =============    ===========    ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2006, the Fund received redemption fees of approximately $1,800, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,624,643,193 and $3,313,781,686, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $20,954,600 and $1,396,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2006 (UNAUDITED) continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The defendants have moved to dismiss this action and otherwise intend to defend it vigorously.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Defendants moved to dismiss the complaint and intend otherwise to vigorously defend it. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. The defendants moved to dismiss this matter, which motion was granted in part and denied in part. Defendants moved for reconsideration of those claims that were denied. Plaintiff subsequently dismissed the trustee defendants from the action, in exchange for the execution of a tolling agreement by the trustees permitting plaintiff to bring the same claims against the trustees at a later date should plaintiff deem necessary.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EMERGING GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J. KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Emerging Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                        16, 116, 216, 516, 316
                                                                  EMG SAR 4/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-00947P-Y02/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Emerging Growth Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006